FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT

4. FAIR VALUE MEASUREMENT

The Company does not have any nonfinancial assets or nonfinancial liabilities that it recognizes or discloses at fair value in its financial statements on a recurring basis.

Financial assets and liabilities that are recorded at fair value on a recurring basis reflect fair value at the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability. The Company applies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

•	Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

•

Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

•

Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company measures fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2010 and 2011, information about inputs into the fair value measurements of the Company’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
Description	Year Ended December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,533	$—	$2,533	$—

Description		Fair Value Measurements at Reporting Date Using
	Year Ended December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current assets	$2,051	$—	$2,051	$—
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other current liabilities	(1,050)	—	(1,050)	—

Total	$1,001	$—	$1,001	$—

The following tables present the amounts related to derivative instruments affecting the Company’s consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011:

	Amount of Gain (Loss) on Derivatives Recognized in Income
Derivative Type	2009	2010	2011
Derivatives not designated as hedging instruments:
Foreign-exchange forward contracts—recorded in other income, net	$3,636	$2,773	$4,712

The Company held deliverable foreign-exchange forward contracts with a total notional value of $101.0 million and $55.0 million as of December 31, 2010 and 2011, respectively. These contracts mature in three to four months. In 2010 and 2011, the Company entered into non-deliverable foreign-exchange forward contracts with a well-known financial institution. Under such contracts, parties agree to exchange two currencies at a pre-determined rate at a specified future date without physical delivery of the currencies. A non-deliverable forward currency contract is an illiquid instrument that is not transferrable or tradable. As such, the Company will hold the instruments until the settlement date. The Company held non-deliverable forward contracts with notional value of $66.0 million and $170.5 million as of December 31, 2010 and 2011, respectively, and non-deliverable forward contract options with notional values of $30.0 million and $73.0 million as of December 31, 2010 and 2011, respectively. These contracts mature in one to twelve months from the contract date.

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2010	Deliverable foreign-exchange forward contract	$100,970	$1,518

As of December 31, 2010	Non-deliverable foreign-exchange forward contract and option	$96,000	$1,015

Date	Financial Instrument	Notional Value	Fair Value
As of December 31, 2011	Deliverable foreign-exchange forward contract	$55,000	$1,185

As of December 31, 2011	Non-deliverable foreign-exchange forward contract and option	$243,539	$(184)

The Company used the Black Scholes option pricing model in valuing the non-deliverable foreign exchange forward contract options. The Black Scholes model requires the inputs including the spot, forward and interest rates and market-implied volatility, which were loaded from external sources.

For the remainder of the derivative financial instruments, the Company used a discounted cash flow methodology, which requires inputs such as interest-rate yield curves and foreign exchange rates.

The significant inputs used in the aforementioned models are either directly observable or can be corroborated with market observable data and therefore the fair value measurements are classified as Level 2.

The estimated fair value of the Company’s financial instruments, including short-term investments, accounts receivables, advances to suppliers, accounts payable, income taxes payable, accrued liabilities and short-term borrowings, approximates their carrying value due to their short-term nature. At December 31, 2011, the Company’s long-term investments in privately held companies had a total fair value of $4.3 million, which approximated investment cost. The fair values of long-term borrowing as of December 31, 2010 and 2011 totaled $2.0 million and $1.7 million, respectively, amounts estimated based on discounted cash flow analyses at prevailing market rates on each valuation date. The convertible notes had a carrying value of $35.9 million as of December 31, 2010 and 2011. The fair values of these convertible notes of $46.8 million and $35.9 million as of December 31, 2010 and 2011, respectively, were determined using the present value of the loan feature and the fair value of the conversion feature computed using the Black-Scholes model.